Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Capital Allocation Conservative Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Class A
Trading Symbol	ABDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 162,108,717
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 162,108,717
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	20.1%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.5%
Columbia Quality Income Fund, Institutional 3 Class	14.3%
Columbia Corporate Income Fund, Institutional 3 Class	11.8%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Overseas Core Fund, Institutional 3 Class	5.0%
Columbia Contrarian Core Fund, Institutional 3 Class	4.6%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	20.1%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.5%
Columbia Quality Income Fund, Institutional 3 Class	14.3%
Columbia Corporate Income Fund, Institutional 3 Class	11.8%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Overseas Core Fund, Institutional 3 Class	5.0%
Columbia Contrarian Core Fund, Institutional 3 Class	4.6%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%

Columbia Capital Allocation Conservative Portfolio Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Advisor Class
Trading Symbol	CPCYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 162,108,717
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 162,108,717
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	20.1%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.5%
Columbia Quality Income Fund, Institutional 3 Class	14.3%
Columbia Corporate Income Fund, Institutional 3 Class	11.8%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Overseas Core Fund, Institutional 3 Class	5.0%
Columbia Contrarian Core Fund, Institutional 3 Class	4.6%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	20.1%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.5%
Columbia Quality Income Fund, Institutional 3 Class	14.3%
Columbia Corporate Income Fund, Institutional 3 Class	11.8%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Overseas Core Fund, Institutional 3 Class	5.0%
Columbia Contrarian Core Fund, Institutional 3 Class	4.6%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%

Columbia Capital Allocation Conservative Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Class C
Trading Symbol	RPCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Net Assets	$ 162,108,717
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 162,108,717
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	20.1%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.5%
Columbia Quality Income Fund, Institutional 3 Class	14.3%
Columbia Corporate Income Fund, Institutional 3 Class	11.8%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Overseas Core Fund, Institutional 3 Class	5.0%
Columbia Contrarian Core Fund, Institutional 3 Class	4.6%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	20.1%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.5%
Columbia Quality Income Fund, Institutional 3 Class	14.3%
Columbia Corporate Income Fund, Institutional 3 Class	11.8%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Overseas Core Fund, Institutional 3 Class	5.0%
Columbia Contrarian Core Fund, Institutional 3 Class	4.6%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%

Columbia Capital Allocation Conservative Portfolio Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Institutional Class
Trading Symbol	CBVZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 162,108,717
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 162,108,717
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	20.1%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.5%
Columbia Quality Income Fund, Institutional 3 Class	14.3%
Columbia Corporate Income Fund, Institutional 3 Class	11.8%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Overseas Core Fund, Institutional 3 Class	5.0%
Columbia Contrarian Core Fund, Institutional 3 Class	4.6%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	20.1%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	14.5%
Columbia Quality Income Fund, Institutional 3 Class	14.3%
Columbia Corporate Income Fund, Institutional 3 Class	11.8%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Overseas Core Fund, Institutional 3 Class	5.0%
Columbia Contrarian Core Fund, Institutional 3 Class	4.6%
Columbia Disciplined Core Fund, Institutional 3 Class	3.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	3.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	2.0%

Columbia Capital Allocation Aggressive Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class C
Trading Symbol	RBGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 60	1.14%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
Net Assets	$ 1,306,334,900
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,306,334,900
Total number of portfolio holdings	25
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's po rtfoli
o composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.9%
Columbia Contrarian Core Fund, Institutional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.9%
Columbia Contrarian Core Fund, Institutional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.9%

Columbia Capital Allocation Aggressive Portfolio Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Institutional Class
Trading Symbol	CPAZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,306,334,900
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,306,334,900
Total number of portfolio holdings	25
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.9%
Columbia Contrarian Core Fund, Institutional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.9%
Columbia Contrarian Core Fund, Institutional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.9%

Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 1,306,334,900
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,306,334,900
Total number of portfolio holdings	25
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.9%
Columbia Contrarian Core Fund, Ins titu tional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.9%
Columbia Contrarian Core Fund, Ins titu tional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.9%

Columbia Capital Allocation Aggressive Portfolio Class R
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class R
Trading Symbol	CPARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 1,306,334,900
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,306,334,900
Total number of portfolio holdings	25
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, I nstitutio nal 3 Class	15.9%
Columbia Contrarian Core Fund, Institutional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, I nstitutio nal 3 Class	15.9%
Columbia Contrarian Core Fund, Institutional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.9%

Columbia Capital Allocation Moderate Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Class A
Trading Symbol	ABUAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 1,085,660,871
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,085,660,871
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.1%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.6%
Columbia Contrarian Core Fund, Institutional 3 Class	8.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.6%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.1%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.6%
Columbia Contrarian Core Fund, Institutional 3 Class	8.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.6%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.5%

Columbia Capital Allocation Moderate Portfolio Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Advisor Class
Trading Symbol	CPCZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 1,085,660,871
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,085,660,871
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.1%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.6%
Columbia Contrarian Core Fund, Institutional 3 Class	8.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.6%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.1%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.6%
Columbia Contrarian Core Fund, Institutional 3 Class	8.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.6%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.5%

Columbia Capital Allocation Moderate Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Class C
Trading Symbol	AMTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 1,085,660,871
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,085,660,871
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.1%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.6%
Columbia Contrarian Core Fund, Institutional 3 Class	8.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.6%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.1%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.6%
Columbia Contrarian Core Fund, Institutional 3 Class	8.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.6%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.5%

Columbia Capital Allocation Moderate Portfolio Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Institutional Class
Trading Symbol	CBMZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 1,085,660,871
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,085,660,871
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Hold
ings
Columbia Bond Fund, Institutional 3 Class	12.1%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.6%
Columbia Contrarian Core Fund, Institutional 3 Class	8.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.6%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.5%
Asset Categories

Largest Holdings [Text Block]
Top
Hold
ings
Columbia Bond Fund, Institutional 3 Class	12.1%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.6%
Columbia Contrarian Core Fund, Institutional 3 Class	8.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.6%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.5%

Columbia Capital Allocation Moderate Portfolio Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPDMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 1,085,660,871
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,085,660,871
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.1%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.6%
Columbia Contrarian Core Fund, Institutional 3 Class	8.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.6%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	12.1%
Columbia Overseas Core Fund, Institutional 3 Class	11.0%
Columbia High Yield Bond Fund, Institutional 3 Class	10.5%
Columbia Quality Income Fund, Institutional 3 Class	9.9%
Columbia Large Cap Growth Fund, Institutional 3 Class	9.6%
Columbia Contrarian Core Fund, Institutional 3 Class	8.6%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	8.6%
Columbia Corporate Income Fund, Institutional 3 Class	7.9%
Columbia Large Cap Value Fund, Institutional 3 Class	7.6%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.5%

Columbia Capital Allocation Aggressive Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class A
Trading Symbol	AXBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,306,334,900
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,306,334,900
Total number of portfolio holdings	25
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.9%
Columbia Contrarian Core Fund, Institutional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institution al 3 Class	1.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	15.9%
Columbia Contrarian Core Fund, Institutional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institution al 3 Class	1.9%

Columbia Capital Allocation Aggressive Portfolio Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Advisor Class
Trading Symbol	CPDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,306,334,900
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,306,334,900
Total number of portfolio holdings	25
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Cla ss	15.9%
Columbia Contrarian Core Fund, Institutional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Cla ss	15.9%
Columbia Contrarian Core Fund, Institutional 3 Class	14.8%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	14.4%
Columbia Overseas Core Fund, Institutional 3 Class	14.1%
Columbia Large Cap Value Fund, Institutional 3 Class	11.6%
Columbia High Yield Bond Fund, Institutional 3 Class	6.9%
Columbia Emerging Markets Fund, Institutional 3 Class	5.9%
Columbia Quality Income Fund, Institutional 3 Class	4.8%
Columbia Corporate Income Fund, Institutional 3 Class	3.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	1.9%